FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
We evaluated the derivative liability embedded in the series of convertible notes to determine if an adjustment to the carrying value of the liability was required at March 31, 2016 using the following assumptions.

	March 2013	July 2013	Sept 2013	Jan 2014

Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate of return	0.88%	0.88%	0.88%	1.04%
Expected life in years	2	2.25	2.45	2.75
Volatility	69.4%	121.0%	117.9%	111.5%

We evaluated the derivative liability embedded in the series of convertible notes to determine if an adjustment to the carrying value of the liability was required at December 31, 2015 using the following assumptions.

	March 2013	July 2013	Sept 2013	Jan 2014

Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate of return	0.92%	0.92%	0.92%	0.92%
Expected life in years	2.25	2.5	2.7	3
Volatility	119.5%	114.0%	110.7%	104.9%

Fair Value Measurement Derivative Liabilities Disclosure [Table Text Block]
For the three months ended March 31, 2016, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these financial statements.

	Balance at			Balance at
	December 31,	New	Change in	March 31,
	2015	Issuances	Fair Values	2016

Level 3 -
Derivative liabilities from:
Conversion features
March 2013	$1,500,000	$-	$900,000	$2,400,000
July 2013	666,667	-	416,667	1,083,334
September 2013	2,140,000	-	1,337,500	3,477,500
January 2014	366,669	-	229,167	595,836
Derivative instruments	$4,673,336	$-	$2,883,334	$7,556,670

For the year ended December 31, 2015, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these financial statements.

	Balance at			Balance at
	December 31,	New	Change in	December 31,
	2014	Issuances	Fair Values	2015

Level 3 -
Derivative liabilities from:
Conversion features
March 2013	$412,500	$-	$1,087,500	$1,500,000
July 2013	183,334	-	483,333	666,667
September 2013	588,500	-	1,551,500	2,140,000
January 2014	100,836	-	265,833	366,669
Derivative instruments	$1,285,170	$-	$3,388,166	$4,673,336